VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Australia: 2.7%
303,278		Dexus	$ 1,680,647	1.0
430,604		GPT Group	956,655	0.6
115,530		Lifestyle Communities Ltd.	432,864	0.3
1,039,406		Mirvac Group	1,320,561	0.8
			4,390,727	2.7

		Belgium: 0.9%
26,328		Shurgard Self Storage SA	781,060	0.5
26,083		Warehouses De Pauw CVA	744,526	0.4
			1,525,586	0.9

		Canada: 1.8%
79,005		Canadian Apartment Properties REIT	2,390,978	1.5
12,778		Granite Real Estate Investment Trust	527,808	0.3
			2,918,786	1.8

		Finland: 0.5%
39,365		Kojamo Oyj	743,397	0.5

		France: 0.4%
8,258		ICADE	648,157	0.4

		Germany: 7.3%
83,845	(1)	Alstria Office REIT-AG	1,203,257	0.8
27,749		Deutsche Euroshop AG	320,131	0.2
50,645		Deutsche Wohnen SE	1,919,382	1.2
26,243		LEG Immobilien AG	2,942,823	1.8
68,861		TAG Immobilien AG	1,354,256	0.8
80,166	(1)	Vonovia SE	3,987,742	2.5
			11,727,591	7.3

		Hong Kong: 7.1%
1,007,063		Hang Lung Properties Ltd.	2,030,782	1.3
413,842		Link REIT	3,488,059	2.2
1,288,000		New World Development Ltd.	1,373,364	0.8
2,110,000		Sino Land Co.	2,655,560	1.6
667,000		Swire Properties Ltd.	1,863,428	1.2
			11,411,193	7.1

		Ireland: 0.3%
430,982		Hibernia REIT plc	513,357	0.3

		Japan: 12.9%
802		AEON REIT Investment Corp.	770,886	0.5
2,407		GLP J-Reit	2,729,406	1.7
404		Kenedix Retail REIT Corp.	573,825	0.3
1,759		LaSalle Logiport REIT	2,384,403	1.5
251,000		Mitsubishi Estate Co., Ltd.	3,707,056	2.3
157,029		Mitsui Fudosan Co., Ltd.	2,718,912	1.7
850		Nippon Prologis REIT, Inc.	2,138,677	1.3
61,600		Nomura Real Estate Holdings, Inc.	996,735	0.6
2,081		Orix JREIT, Inc.	2,737,060	1.7
1,053		Sankei Real Estate, Inc.	968,483	0.6
105,900		Tokyo Tatemono Co., Ltd.	1,121,658	0.7
			20,847,101	12.9

		Luxembourg: 0.8%
60,583		Grand City Properties SA	1,268,211	0.8

		Norway: 0.5%
73,962	(2)	Entra ASA	883,471	0.5

		Singapore: 2.7%
912,000		CapitaLand Ltd.	1,827,584	1.1
662,300		Mapletree Industrial Trust	1,124,695	0.7
1,345,499		Mapletree Logistics Trust	1,490,379	0.9
			4,442,658	2.7

		Sweden: 2.0%
75,736		Castellum AB	1,276,943	0.8
98,005		Fabege AB	1,250,394	0.8
87,147		Kungsleden AB	655,540	0.4
			3,182,877	2.0

		Switzerland: 0.8%
9,923		PSP Swiss Property AG	1,240,863	0.8

		United Kingdom: 4.7%
73,936		Big Yellow Group PLC	914,735	0.6
63,045		Derwent London PLC	2,546,721	1.6
195,575		Grainger PLC	622,384	0.4
77,841		Land Securities Group PLC	536,784	0.3
69,620		Safestore Holdings PLC	550,527	0.3
133,788		Segro PLC	1,264,746	0.8
459,236	(2)	Tritax EuroBox PLC	533,928	0.3
63,008		Unite Group PLC	628,783	0.4
			7,598,608	4.7

		United States: 53.1%
29,966		Alexandria Real Estate Equities, Inc.	4,107,140	2.5
20,633		American Campus Communities, Inc.	572,566	0.4
8,134		American Tower Corp.	1,771,179	1.1
30,001		AvalonBay Communities, Inc.	4,415,247	2.7
95,733		Brandywine Realty Trust	1,007,111	0.6
142,842		Brixmor Property Group, Inc.	1,356,999	0.8
34,805		Camden Property Trust	2,757,948	1.7
58,290		Columbia Property Trust, Inc.	728,625	0.5
76,645		Cousins Properties, Inc.	2,243,399	1.4
28,501		Crown Castle International Corp.	4,115,544	2.5
97,303		CubeSmart	2,606,747	1.6
44,497		CyrusOne, Inc.	2,747,690	1.7

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
77,998	Duke Realty Corp.	$ 2,525,575	1.6
2,469	Equinix, Inc.	1,542,063	1.0
119,668	Equity Residential	7,384,712	4.6
120,890	Healthcare Trust of America, Inc.	2,935,209	1.8
134,048	Healthpeak Properties, Inc.	3,197,045	2.0
93,902	Hudson Pacific Properties, Inc.	2,381,355	1.5
183,686	Invitation Homes, Inc.	3,925,370	2.4
32,026	Life Storage, Inc.	3,028,058	1.9
111,410	Medical Properties Trust, Inc.	1,926,279	1.2
37,538	MGM Growth Properties LLC	888,525	0.6
73,179	Piedmont Office Realty Trust, Inc.	1,292,341	0.8
136,093	ProLogis, Inc.	10,937,795	6.8
34,542	QTS Realty Trust, Inc.	2,003,782	1.2
137,929	Retail Properties of America, Inc.	713,093	0.4
24,323	Simon Property Group, Inc.	1,334,360	0.8
119,790	SITE Centers Corp.	624,106	0.4
39,801	Spirit Realty Capital, Inc.	1,040,796	0.6
111,383	Store Capital Corp.	2,018,260	1.2
56,339	Sunstone Hotel Investors, Inc.	490,713	0.3
624,361	VEREIT, Inc.	3,053,125	1.9
52,385	(3) VICI Properties, Inc.	871,686	0.5
28,897	Vornado Realty Trust	1,046,360	0.6
51,602	Welltower, Inc.	2,362,340	1.5
		85,953,143	53.1

	Total Common Stock
	(Cost $167,878,304)	159,295,726	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
	Repurchase Agreements: 0.5%
814,340	(4) Royal Bank of Canada (NY), Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $814,340, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $830,627, due 08/01/23-06/01/51)
	(Cost $814,340)	814,340	0.5

	Total Short-Term Investments
	(Cost $814,340)	814,340	0.5

	Total Investments in Securities (Cost $168,692,644)	$ 160,110,066	99.0
	Assets in Excess of Other Liabilities	1,648,542	1.0
	Net Assets	$ 161,758,608	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

REIT Diversification	Percentage of Net Assets
Industrial REITs	16.1%
Office REITs	13.8
Residential REITs	13.7
Real Estate Operating Companies	13.2
Specialized REITs	12.5
Diversified Real Estate Activities	8.5
Health Care REITs	6.5
Retail REITs	6.1
Diversified REITs	5.5
Real Estate Development	1.8
Hotel & Resort REITs	0.8
Assets in Excess of Other Liabilities*	1.5
Net Assets	100.0%

*	Includes short-term investments.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$4,390,727	$–	$4,390,727
Belgium	–	1,525,586	–	1,525,586
Canada	2,918,786	–	–	2,918,786
Finland	–	743,397	–	743,397
France	–	648,157	–	648,157
Germany	–	11,727,591	–	11,727,591
Hong Kong	–	11,411,193	–	11,411,193
Ireland	513,357	–	–	513,357
Japan	–	20,847,101	–	20,847,101
Luxembourg	–	1,268,211	–	1,268,211
Norway	–	883,471	–	883,471
Singapore	–	4,442,658	–	4,442,658
Sweden	–	3,182,877	–	3,182,877
Switzerland	–	1,240,863	–	1,240,863
United Kingdom	–	7,598,608	–	7,598,608
United States	85,953,143	–	–	85,953,143
Total Common Stock	89,385,286	69,910,440	–	159,295,726
Short-Term Investments	–	814,340	–	814,340
Total Investments, at fair value	$89,385,286	$70,724,780	$–	$160,110,066

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $181,108,810.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$7,233,782
Gross Unrealized Depreciation	(28,226,865)
Net Unrealized Depreciation	$(20,993,083)